Financial instruments risk (Details Narrative) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments Risk
Credit loss for trade receivables	$ 407,887	$ 360,777	$ 369,844